Operating Segment Information (Tables)	3 Months Ended
Mar. 31, 2022
Segment Reporting [Abstract]
Schedule of Segments	The major product groups of each reportable operating segment are as follows:

Segment	Product Group
Titanium Dioxide	titanium dioxide
Performance Additives	functional additives, color pigments, and timber treatment

Schedule of Segments, Revenues and Adjusted EBITDA	The revenues and adjusted EBITDA for each of the two reportable operating segments are as follows:

	Three months ended March 31,
	2022	2021
Revenues:
Titanium Dioxide	$510	$414
Performance Additives	149	139
Total	$659	$553
Adjusted EBITDA(1)
Titanium Dioxide	$49	$40
Performance Additives	20	23
	69	63
Corporate and other	(12)	(14)
Total	57	49
Reconciliation of adjusted EBITDA to net loss:
Interest expense	(18)	(18)
Interest income	3	3
Income tax expense	—	(5)
Depreciation and amortization	(31)	(31)
Net income attributable to noncontrolling interests	1	1
Other adjustments:
Business acquisition and integration expenses	—	—
Gain (loss) on disposition of business/assets	1	—
Certain legal expenses/settlements	(2)	(1)
Amortization of pension and postretirement actuarial losses	—	(3)
Net plant incident costs	(2)	(1)
Restructuring, impairment and plant closing and transition costs	(11)	(14)
Net loss	$(2)	$(20)
(1)Adjusted EBITDA is defined as net income/loss of Venator before interest expense, interest income, income tax expense/benefit, depreciation and amortization and net income attributable to noncontrolling interests, as well as eliminating the following adjustments: (a) business acquisition and integration expenses/adjustments; (b) loss/gain on disposition of business/assets; (c) certain legal expenses/settlements; (d) amortization of pension and postretirement actuarial losses/gains; (e) net plant incident costs/credits; and (f) restructuring, impairment, and plant closing and transition costs.